Business (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended
	Apr. 30, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Aug. 14, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net income (loss)		$ 18,720,610	$ (6,168,725)	$ 14,961,458	$ (14,832,899)
Positive cash flows from operations				15,109,778	(10,860,184)
Initial gross proceeds		25,000,000	0	25,000,000	0
Escrow deposit		3,750,803		3,750,803		$ 3,750,000	$ 0
Potential future regulatory milestone				20,000,000
Accumulated deficit		55,073,625		55,073,625			70,035,083
Cash and cash equivalents		$ 23,955,397	$ 8,815,177	23,955,397	8,815,177		$ 5,127,958	$ 21,161,967
Proceeds from sale of shares under common stock purchase agreements	$ 5,000,000			$ 4,650,000	$ 0